INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
Less: impairment of intangible asset	$ 0	$ (198,193)
Intangible assets - net	1,947,357	0
Total intellectual property	2,181,040	309,968
Less: accumulated amortization	(233,683)	(111,775)
Software Platform [Member]
Total intellectual property	0	309,968
Vayu Intellectual Property [Member]
Total intellectual property	1,389,678	0
GAC Intellectual Property [Member]
Total intellectual property	$ 791,362	$ 0